Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 14, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 250,000			$ 250,000
Maturity amount						$ 4,959,263
Recognized income tax	50%			50%
Foreign currency	$ 9,884	$ 9,848
Capitalized interest	$ 234,985	$ 34,467
Total revenue percentage	2.00%			10.00%
Revenue percentage	99.00%	99.00%
Customer percentage				10.00%
Margin tax expense				$ 9,705	$ 0
Foreign Currency Transaction Gain, before Tax				261,000	$ 470
Interest paid				$ 804,000
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage				95.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage					89.00%
CleanTech Acquisition Corp [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)			17,250,000		17,250,000
Incurred offering costs			$ 3,916,281		$ 3,916,281
Underwriting discount amount			3,450,000		3,450,000
Other offering costs			466,281		466,281
Offering costs			3,672,335		3,672,335
Recorded of offering costs			$ 88,910		$ 88,910
Shares of common stock (in Shares)			562,500		562,500
Aggregate purchase shares (in Shares)			15,800,000		15,800,000
Federal depository insurance corporation coverage limit			$ 250,000		$ 250,000
CleanTech Acquisition Corp [Member] | Public Warrants and Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs			$ 155,037		$ 155,037
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage				82.00%	82.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage	91.00%			82.00%